GENERAL - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
General Information [Line Items]
Public offering price (in dollars per share) | ₪ / shares			₪ 2.342
Gross proceeds				$ 35,906	$ 13,966	$ 5,209
Offering expense				$ 4,586	$ 714	$ 103
ADS | Registered public offering
General Information [Line Items]
Issue of shares | shares		2,927,267
Public offering price (in dollars per share) | $ / shares		$ 13.75
Gross proceeds		$ 40,250
Offering expense		1,800
Net proceeds to entity from offering		$ 35,700
Subsequent Events | ADS
General Information [Line Items]
Issue of shares | shares	2,196,499
Public offering price (in dollars per share) | $ / shares	$ 22.75
Gross proceeds	$ 50,000
Subsequent Events | ADS | Selling Shareholder
General Information [Line Items]
Issue of shares | shares	1,310,000
Gross proceeds	$ 29,800
Subsequent Events | ADS | Registered public offering
General Information [Line Items]
Issue of shares | shares	3,506,499
Underwriting discounts and commissions (as a percent)	6.00%
Offering expense	$ 800
Net proceeds to entity from offering	$ 46,200
Subsequent Events | ADS | Over allotment
General Information [Line Items]
Issue of shares | shares	457,369